Filed Pursuant to Rule 485(b)

Registration No.   033-18030

811-05371

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 96	X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 99	X

RUSSELL INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

401 Union Street, 18th Floor, Seattle, Washington  98101

(Address of Principal Executive Office)       (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Albaneze, Esq.	John V. O’Hanlon, Esq.
Associate General Counsel	Dechert LLP
Russell Investment Funds	One International Place, 40th Floor
401 Union Street, 18th Floor	Boston, Massachusetts 02110
Seattle, Washington 98101	617-728-7100
206-505-4846

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

(  ) immediately upon filing pursuant to paragraph (b)

( X ) on May 1, 2026 pursuant to paragraph (b)

(  ) 60 days after filing pursuant to paragraph (a)(1)

(  ) on          , pursuant to paragraph (a)(1)

(  ) 75 days after filing pursuant to paragraph (a)(2)

(  ) on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

( X ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 95 to Registration Nos. 033-18030 and 811-05371 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 96 to Registration Nos. 033-18030 and 811-05371. This Post-Effective Amendment No. 96 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 95. The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before May 1, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 96 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 9th day of April, 2026.

RUSSELL INVESTMENT FUNDS Registrant

By: *
Vernon Barback, Trustee, President and
Chief Executive Officer (Principal Executive Officer)

/s/Jessica Gates
* By Jessica Gates
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 9, 2026.

Signatures	Signatures

*	*
Vernon Barback, Trustee, President and	Ross Erickson, Treasurer, Chief Financial Officer
Chief Executive Officer (Principal Executive	(Principal Financial Officer) and Chief Accounting Officer
Officer)	(Principal Accounting Officer)

*	*
Michelle Cahoon, Trustee	Michael Day, Trustee

*	*
Julie Dien Ledoux, Trustee	Jeremy May, Trustee

*	*
Ellen M. Needham, Trustee	Jeannie Shanahan, Trustee

*	*
Raymond P. Tennison, Jr., Trustee	Jack R. Thompson, Trustee

/s/Jessica Gates
*By Jessica Gates
Attorney-in-fact

*	Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 95 to Registration Statement File Nos. 33-18030 and 811-5371.